6. STOCK OPTIONS AND WARRANTS (Details 1) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Shares Under Warrants
Outstanding beginning balance	108,734	96,800	10,500
Issued	15,000
Exercised	(122,734)
Expired
Outstanding ending balance	1,000	108,734	96,800
Exercisable ending balance	1,000
Weighted Average Exercise Price
Outstanding beginning balance	$ 123.00	$ 122.00	$ 100.00
Outstanding ending balance	$ 126.00	$ 123.00	$ 122.00
Exercisable ending balance	$ 126.00
Outstanding beginning balance	3 years 6 months	4 years 6 months	4 years 8 months 12 days
Outstanding ending balance	7 years 4 months 24 days	3 years 6 months	4 years 6 months
Aggregate Intrinsic Value
Outstanding beginning balance			$ 262,506
Outstanding ending balance